UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Roark, Rearden & Hamot, LLC*
Address:         222 Berkeley Street, 17th Floor
                 Boston, MA 02116
Form 13F File Number:  28-11736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth W. Hamot
Title:       Managing member
Phone:       (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot            Boston, MA             November 15, 2010
------------------------     -------------------    ------------------------

* Roark, Rearden & Hamot, LLC is the general partner of Costa Brava Partnership III, L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-11722                    Roark, Rearden & Hamot Capital Management, LLC